INCOME TAXES	12 Months Ended
Jun. 30, 2022
INCOME TAXES
INCOME TAXES

NOTE 14 -           INCOME TAXES

Pursuant to the relevant rules and regulations of the Cayman Islands and the BVI, the Company and its subsidiary incorporated therein are not subject to any income tax pursuant to the rules and regulations of their respective countries of incorporation.

No Hong Kong Profits Tax has been made for the years ended June 30, 2022 and 2021 as Full Shine had no assessable profits arising in Hong Kong.

The provision for PRC Enterprise Income Tax (“EIT) is calculated at 25% of the estimated assessable profits of the subsidiaries established in the PRC during the years ended June 30, 2022 and 2021.

Under the EIT Law, investment income from security funds is exempted from PRC EIT.

NOTE 14 -           INCOME TAXES (CON’T)

The PRC income tax returns are generally not subject to examination by the tax authorities for tax years before calendar (tax) year 2013. With a few exceptions, the calendar (tax) years 2014-2018 remain open to examination by tax authorities in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits of the position, and measures the unrecognized benefits associated with the tax position. For the years ended June 30, 2022 and 2021, the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its liabilities for unrecognized tax benefits within the next 12 months. The Company will classify interest and penalties, if any, related to income tax matters in income tax expense.

The Company’s WFOEs are subject to income taxes in China and are subject to routine corporate income tax audits. Management believes that the WFOEs’ tax return positions are fully supported, but tax authorities may challenge certain positions, which may not be fully sustained. Determining the income tax expense for these potential assessments and recording the related effects requires management judgments and estimates. The amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in the Company’s income tax expense and, therefore, could have a material impact on the Company’s provision for income tax, net income and cash flows. Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty and the timing of the resolution and/or closure of audits is not certain. If any issues addressed in tax audits of the Company’s WFOEs are resolved in a manner not consistent with management’s expectations, the Company could be required to adjust its provision for income tax in the period such resolution occurs.

Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2022 and 2021 comprises:

	June 30, 2022	June 30, 2021
Jinshang Leasing	$738	—
Total	$738	$—

	For the year ended June 30,
	2022	2021
Current income tax benefit (expense)	$(738)	1,256,560
Deferred tax expense	—	(25,846,977)
Total expense for income taxes	$(738)	(24,590,417)

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	June 30, 2022	June 30, 2021
PRC statutory tax	25%	25%
Effect of non-deductible expenses	—	(14.6)%
Effect of non-taxable income	—	(6.9)%
Effect of preferential tax rate	(22.5)%	—
Others	—%	147.9%
Effective tax rate	2.5%	151.4%